Long-Term Debt (Narrative) (Details) (USD $)					12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2009	Jan. 06, 2009	Dec. 31, 2011 May 5, 2011 4.75% Notes Due 2021 [Member]	Dec. 31, 2011 Issued From 2008 To 2011 [Member]	Dec. 31, 2011 Issued From 2008 To 2009 [Member]	Dec. 31, 2011 Change Of Control And Loss Of Investment Grade Rating [Member]	Dec. 31, 2011 UST [Member]
Debt Instrument [Line Items]
Aggregate fair value of Altria's total debt	$ 17,700,000,000	$ 15,500,000,000
Carrying value of Altria's total debt	13,700,000,000	12,200,000,000
Aggregate principal amount					1,500,000,000	12,725,000,000	10,225,000,000
Stated interest rate					4.75%
Maturity date					May 05, 2021
Required purchase price as percentage of aggregate principal amount								101.00%	101.00%
Debt assumed for acquisition				1,300,000,000					900,000,000
Senior notes			$ 4,200,000,000						$ 300,000,000